Project Financing Package	12 Months Ended
Dec. 31, 2024
Project Financing Package
Project Financing Package
13.	Project Financing Package

On June 24, 2024, the Company entered into binding agreements with Orion with respect to a Project Financing Package for the development and construction of Eskay. The significant terms of the components of the Project Financing Package are outlined below.

Equity Investment

Orion committed to purchase US$100,000,000 of the Company’s common shares. Orion was the back-end buyer of a $100,000,000 development flow-through private placement transaction in which the Company issued 12,021,977 flow-through shares at a price of $8.3181 per flow-through share which closed on June 24, 2024. Orion also subscribed to a private placement, purchasing 3,418,702 common shares priced at $6.6545 per common share which also closed on June 24, 2024 (Note 15). In aggregate, as at December 31, 2024, Orion has met US$75,000,000 of its commitment to purchase US$100,000,000 of the Company's common shares. Orion’s US$25,000,000 commitment formally expired on December 31, 2024.

Orion has the right to participate in any future equity or equity-linked offerings by the Company up to the level of its ownership at the time of the offering, provided that Orion continues to own at least 5% of the common shares outstanding of the Company. In addition, until the earlier of (i) the termination of the Senior Secured Term Loan or Gold Stream; or (ii) June 25, 2025, Orion agreed to not transfer the Company's common shares without approval from the Company’s Board of Directors.

Gold Stream

●	Deposit: Total deposit of US$200,000,000 (the “Deposit”) in a series of five deposits on the following schedule:
o	US$5,000,000 at the inception of the Gold Stream (received $6,808,000 (US$5,000,000) on July 5, 2024);
o	US$45,000,000 between January 1, 2025 and June 30, 2025 (received $64,815,000 (US$45,000,000) on December 30, 2024);
o	US$50,000,000 between April 1, 2025 and October 31, 2025;
o	US$50,000,000 between July 1, 2025 and January 31, 2026; and
o	US$50,000,000 between September 1, 2025 and March 31, 2026;
●	Each drawdown of the Deposit is subject to satisfaction of certain customary conditions. The drawdown of the second deposit was subject to the Company’s receipt of the permit for the technical bulk sample, which was received on December 13, 2024;
●	Area of interest: The area of interest for the Gold Stream is constrained to 500 meters around the existing Eskay mineral reserves and resources;
●	Deliveries: 10.55% of the payable gold production from Eskay (“Stream Percentage”) for the life of the mine, provided that the completion test (as defined in the agreement) is successfully achieved on or before September 30, 2027. If the completion test was not satisfied by September 30, 2027, Stream Percentage would increase to 10.70%, 10.85% and 11.00% if completion is achieved in the first, second or third calendar quarters following September 30, 2027, respectively, and to 11.40% for the remaining calendar quarters until satisfaction of the completion test;

13.	Project Financing Package (continued)

Gold Stream (continued)

●	Purchase price of each Eskay gold ounce sold and delivered: Until the Deposit has been reduced to $nil, the purchase price payable is (i) a cash payment of 10% of the gold market price on LBMA three days prior to delivery; and (ii) the difference between the gold market price and the cash payment received is credited to the Deposit. Once the Deposit has been reduced to $nil, the purchase price payable is a cash payment of 10% of the gold market price on LBMA three days prior to delivery;
●	Buy-down option: For a period of 12 months following the project completion date (as defined in the agreement), the Company may, at any time, reduce the Stream Percentage by 66.67% by repaying the proportional Deposit plus an imputed 18% internal rate of return (“IRR”);
●	Additional deposit: Following receipt of the full amount of the Deposit and the fourth advance of the Senior Secured Term Loan, the Company will have the option to draw an additional deposit amount of US$25,000,000 to US$100,000,000. The additional deposit will be subject to an availability fee equal to 1% per annum of any undrawn portion, payable quarterly, and a 2% fee payable at the time of payment of the additional deposit;
●	Term: 20 years (“Initial Term”), which will be extended for successive 10-year periods (“Additional Term”). If there have been no active mining operations on Eskay during the final 10 years of Initial Term or throughout such Additional Term, the gold stream agreement will terminate at the end of the Initial Term or such Additional Term;
●	Financial covenants:
o	Following a grace period after achieving the completion test and continuing until the Security Release Date[1], the Company shall maintain a debt service coverage ratio (as defined in the agreement) of no less than 1.25:1 for the six-month period ending on the last date of each quarter; and
o	Until the Security Release Date, following the full drawdown or cancellation of the commitments under the Senior Secured Term Loan and the additional deposit, the Company shall maintain at all times unrestricted cash and cash equivalents of at least $25,000,000;
●	Security: General security and share pledge agreements in favour of Orion from the Company.

The Gold Stream is accounted for as a derivative instrument measured at fair value through profit and loss. There was no initial fair value amount to record in the financial statements for the Gold Stream as at June 24, 2024 as it was determined that the terms of the contract at inception represented market rates. As there were no draws on the Gold Stream at June 30, 2024, no amounts related to the Gold Stream were recorded at that date.

Below is a reconciliation of the Gold Stream derivative liability for the year ended December 31, 2024:

In $000s
Balance, December 31, 2023	$—
Fair value of derivative liability at inception	—
Proceeds from Gold Stream (US$50,000)	71,623
Change in fair value of derivative liability	(7,737)
Balance, December 31, 2024	$63,886

13.	Project Financing Package (continued)

Senior Secured Term Loan

●	Facility amount: US$350,000,000 with a maturity date of September 30, 2031;
●	Prior to the first advance, the Company may cancel the facility without incurring any fees;
●	Availability period: Non-revolving multi-draw facility available after the US$200,000,000 Deposit has been fully drawn. There are four advances of US$87,500,000 available until December 31, 2026, limited to one advance per quarter;
●	Each advance is subject to a discount of 2% of the principal amount at the time of drawing;
●	Undrawn amounts are subject to an availability fee of 1% per annum, payable in cash on each calendar quarter date;
●	Coupon: 3-month term Secured Overnight Financing Rate plus a margin of 7.75%;
●	Repayment:
o	Equal quarterly principal repayments shall begin on December 31, 2027 and on each quarter thereafter until September 30, 2031;
o	Interest is not required to be paid until the project completion date (as defined in the agreement) and instead will be accrued quarterly as part of the principal amount of the Senior Secured Term Loan;
o	Should Skeena dispose of certain assets or receive liquidated damages relating to Eskay, any such aggregate net proceeds over $25,000,000 per year shall be delivered to Orion and applied as a prepayment to the principal and accrued interest of the Senior Secured Term Loan;
o	The Company may elect to voluntarily prepay the Senior Secured Term Loan without premium or penalty provided such prepayment is in the minimum amount of $1,000,000 and integral multiples of $100,000 thereafter;
●	Financial covenant: Following the first repayment date, the Company shall maintain a debt service coverage ratio (as defined in the agreement) of no less than 1.25:1 for the six-month period ending on the last date of each quarter; and
●	Security: Guarantee of obligations as well as general security, share pledge and blocked account agreements in favour of Orion from the Company.

Management determined that the Senior Secured Term Loan is a loan commitment until such time as the Company draws upon the facility, at which point it will be accounted for at amortized cost. At December 31, 2024, no amounts have been drawn on the Senior Secured Term Loan.

Transaction costs

In connection with the Project Financing Package, the Company incurred transaction costs of $4,335,000. The transaction costs were allocated to private placements, Gold Stream and Senior Secured Term Loan on a pro-rata basis. Of the total transaction costs, $1,192,000 were attributed to private placements as share issuance costs, $1,143,000 were attributed to the Gold Stream and expensed as consulting expense ($734,000) and professional fees ($409,000), and $2,000,000 were attributed to Senior Secured Term Loan which were recorded as Other non-current assets in the statement of financial position and will be offset against the proceeds to be received from Senior Secured Term Loan.

Availability fee

During the year ended December 31, 2024, the Company incurred an availability fee of $3,406,000, of which $2,649,000 relates to the Senior Secured Term Loan and is capitalized to Other non-current assets, and $757,000 relates to the Gold Stream additional deposit and is recognized as finance fee expense.